Basis of Preparation (Tables)	12 Months Ended
Dec. 31, 2020
Basis of Preparation
Schedule of equity interest owned by the company in subsidiaries

			% equity interest owned by
			Lilium GmbH
	Country of	Date of
Name	incorporation	incorporation	12/31/2020	12/31/2019	01/01/2019
Lilium Aviation Inc.	United States	July 1, 2020	100.0%
Lilium Schweiz GmbH	Switzerland	December 8, 2017	100.0%	100.0%	100.0%
Lilium Aviation UK Ltd.	United Kingdom	December 20, 2017	100.0%	100.0%	100.0%
Lilium eAircraft GmbH	Germany	August 17, 2020	100.0%